LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP

VIA EDGAR

October 14, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AQR Funds
Securities Act File No. 333-153445
Investment Company Act File No. 811-22235
Post-Effective Amendment No. 6

Ladies and Gentlemen:

On behalf of AQR Funds (the “Trust”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 6 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to add a new series to the Trust, the AQR Managed Futures Strategy Fund (the “Fund”).

It is proposed that the Amendment will become effective 75 days after filing pursuant to Rule 485(a)(2) under the 1933 Act on December 28, 2009.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8681.

Very truly yours,

/s/ JACK D. COHEN
Jack D. Cohen

Enclosures

cc:	Brendan R. Kalb, Esq.
Rose F. DiMartino, Esq.